Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Total operating expenses	¥ (20,103,648)	$ (2,831,540)	¥ (24,973,433)	¥ (26,472,672)
Loss from operations	(130,122)	(18,327)	(799,726)	(6,368,367)
Interest income	157,486	22,181	93,035	45,324
Interest expenses	98,954	13,937	133,714	85,151
Net loss	(91,279)	(12,856)	(806,883)	(6,429,059)
Accretion of redeemable convertible preferred shares	8,600	1,211	7,490
Net loss attributable to ordinary shareholders	(99,879)	(14,067)	(814,373)	(6,717,439)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	33,055	4,655	172,356	(161,281)
Comprehensive loss	(58,224)	(8,201)	(634,527)	(6,590,340)
Comprehensive loss attributable to ordinary shareholders	(66,824)	(9,412)	(642,017)	(6,878,720)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(134,599)	(18,958)	(284,778)	(311,784)
Total operating expenses	(134,599)	(18,958)	(284,778)	(311,784)
Loss from operations	(134,599)	(18,958)	(284,778)	(311,784)
Interest income	1,065	150	1,670	8,611
Other income/(expenses), net	(55,317)	(7,791)	(293,695)	40,348
Changes in fair value of warrant liabilities	0	0	0	(44,457)
Share of (losses)/income of subsidiaries	88,972	12,530	(237,570)	(6,121,777)
Net loss	(99,879)	(14,069)	(814,373)	(6,429,059)
Accretion of redeemable convertible preferred shares	0	0	0	(288,380)
Net loss attributable to ordinary shareholders	(99,879)	(14,069)	(814,373)	(6,717,439)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	33,055	4,656	172,356	(161,281)
Comprehensive loss	(66,824)	(9,413)	(642,017)	(6,590,340)
Comprehensive loss attributable to ordinary shareholders	¥ (66,824)	$ (9,413)	¥ (642,017)	¥ (6,878,720)